Note 19 - Major Customer	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of major customers [text block]
19.	MAJOR CUSTOMER

The Company had sales to a major customer in
2017
and
2016,
a government agency of the People’s Republic of China. The total percentage of sales to this customer during the year was
59%
(
2016
–
54%,
2015
–
39%
) and the total percentage of accounts receivable at
December 31, 2017
was
84%
(
2016
–
52%,
2015
–
45%
).